Revenue	6 Months Ended
Jun. 30, 2019
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Revenue

11. Revenue

Revenue is recognized at the amount to which the Company expects to be entitled for the transfer of promised goods or services to customers.

Disaggregation of Revenue

The Company’s revenues are generated entirely in the Netherlands. In the following table, revenue is disaggregated by primary source of revenue as follows:

	Three months ended		Six months ended
	June 30, 2019	June 30, 2018	June 30, 2019	June 30 2018
	(euros in thousands)		(euros in thousands)
Upfront payment amortization	4,231	4,250	8,436	9,087
R&D cost reimbursement	1,383	2,040	3,806	4,556
Milestone revenue	74	139	1,148	2,639

Revenue from contracts with customers	5,688	6,429	13,390	16,282
Income (expense) from grants on research projects	(109)	114	(109)	182

	5,579	6,543	13,281	16,464

For the three and six months ended June 30, 2019, the Company recognized amortization of €4.0 million and €7.9 million on upfront payments related to the Incyte collaboration and license agreement, respectively, €0.1 million and €0.3 million on upfront payments related to the Simcere collaboration and license agreement, respectively, and €0.1 million and €0.2 million on the upfront payment related to the Betta collaboration and license agreement, respectively. For the three and six months ended June 30, 2018, the Company recognized amortization of €4.0 million and €7.9 million on upfront payments related to the Incyte collaboration and license agreement, respectively, €0.2 million and €1.1 million on upfront payments related to the ONO research and license agreement, respectively, and €0.1 million and €0.1 million on upfront payments related to the Simcere collaboration and license agreement, respectively.

For the three and six months ended June 30, 2019, the Company recognized €1.4 million and €3.6 million of cost reimbursements in support of the Incyte collaboration and license agreement with Incyte, respectively, zero and €0.1 million of cost reimbursements in support of the research and license agreements with ONO, respectively, and less than €0.1 million and €0.1 million of cost reimbursements in support of the Betta collaboration, research and license agreement, respectively. For the three and six months ended June 30, 2018, the Company recognized €2.0 million and €4.3 million of cost reimbursements in support of the Incyte collaboration and license agreements, respectively, and €0.1 million and €0.2 million of cost reimbursements in support of the research and license agreements with ONO, respectively.

Milestone revenue consists of milestone payment amortization and research milestones achieved in support of the agreements with ONO and Simcere. For the three and six months ended June 30, 2019 the Company recognized an aggregate of zero and €1.0 million in research milestones under the research and license agreements with ONO, respectively, and €0.1 million and €0.1 million in research milestone payment amortization under the Simcere collaboration and license agreement, respectively. The Company did not recognize any revenue relating to research milestones under the Betta collaboration and license agreement for the three and six months ended June 30, 2019. For the three and six months ended June 30, 2018 the Company recognized an aggregate of zero and €2.5 million in research milestones under the research and license agreement with ONO, respectively, and €0.1 million and €0.1 million in research milestone payment amortization under the Simcere collaboration and license agreement, respectively.

The Company has been awarded grants consisting of cash allowances for specific R&D projects. The unconditional receipt of the grant allowances is dependent on the final review of the reporting provided by the Company at the end of the contract term. During the second quarter of 2019, the Company received notification from the Netherlands Enterprise Agency that €0.1 million of declared costs previously recognized as grant revenue were not reimbursable. Therefore, the Company recognized €0.1 million as a reduction in grant income for the three and six months ended June 30, 2019, compared to €0.1 million and €0.2 million in grant income for the three and six months ended June 30, 2018, respectively. As of August 2018, all grants awarded were completed.

Contract Balances

A trade receivable is recorded when the Company satisfies a performance obligation by transferring a promised good or service and has earned the unconditional right to consideration from its customer. Trade receivables relate to invoicing for cost reimbursements, upfront payments and research milestones achieved in support of the Company’s agreements with Incyte, ONO, Simcere and Betta. Payment terms relating to receivables with Incyte, ONO and Simcere are 30 days and payment terms relating to receivables with Betta are 60 days.

A contract asset is recorded when the Company satisfies a performance obligation by transferring a promised good or service and has earned the right to consideration from its customer. These assets represent a conditional right to consideration. Contract assets relate to unbilled amounts for cost reimbursements in support of the Company’s research and license agreements with Incyte and Betta.

A contract liability is recorded when consideration is received, or such consideration is unconditionally due, from a customer prior to transferring goods or services under the terms of the contract. Contract liabilities are recognized as revenue as control of the products or services is transferred to the customer and all revenue recognition criteria have been met. Contract liabilities relate to upfront payments received related to the Incyte collaboration and license agreement, Simcere research and license agreement and Betta collaboration and license agreement (See Note 8).

The following table presents changes in the Company’s trade receivables, contract assets and contract liabilities during the six months ended June 30, 2019:

	Balance at December 31, 2018	Additions	Deductions	Balance at June 30, 2019
	(euros in thousands)
Trade receivables
Trade receivables	2,690	5,819	(7,116)	1,393

Total trade receivables	2,690	5,819	(7,116)	1,393

Contract assets
Unbilled receivables	236	114	(278)	72

Total contract assets	236	114	(278)	72

Contract liabilities
Deferred revenue	114,609	848	(8,583)	106,874

Total contract liabilities	114,609	848	(8,583)	106,874

For the six months ended June 30, 2019, additions to trade receivables are comprised of invoicing for cost reimbursements, upfront payments and research milestones, offset by cash receipts.

For the six months ended June 30, 2019, deductions from deferred revenue were comprised of revenue recognized that was included in deferred revenue at the beginning of the period totaling €8.4 million and revenue recognized that was not included in deferred revenue at the beginning of the period totaling €0.2 million related to a payment received during the six months ended June 30, 2019.